Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-interest bearing checking accounts, amount	$ 17,542	$ 7,956
Money market accounts, amount	$ 26,841	$ 30,411
Money market accounts, weighted average interest rate	0.80%	0.79%
Certificate of deposit accounts, amount	$ 166,216	$ 145,038
Certificate of deposit accounts, weighted average interest rate	2.10%	1.77%
Total, amount	$ 211,911	$ 186,221
Total, weighted average interest rate	1.69%	1.47%
Passbook Accounts [Member]
Interest-bearing deposits, amount	$ 192	$ 463
Interest-bearing deposits, weighted average interest rate	0.15%	0.15%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 1,120	$ 2,353
Interest-bearing deposits, weighted average interest rate	0.20%	0.22%